Employee benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Short-term employee benefits	R$ 29,820	R$ 10,060
Termination benefits	931	0
Share-based payments	803	0
Key management personnel compensation	R$ 31,554	R$ 10,060